Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 156,793	$ 198,568
Embedded derivatives within Policyholder contract deposits	8,400	17,700
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	1,000
Obligations of states, municipalities and political subdivisions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 5,926	$ 8,676
Obligations of states, municipalities and political subdivisions | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0533	0.0292
Obligations of states, municipalities and political subdivisions | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0592	0.0327
Obligations of states, municipalities and political subdivisions | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0563	0.0310
Obligations of states, municipalities and political subdivisions | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 780	$ 1,364
Corporate debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 104,692	$ 140,063
Corporate debt | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0490	0.0175
Corporate debt | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0954	0.0705
Corporate debt | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0722	0.0440
Corporate debt | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 1,988	$ 1,789
RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 11,944	$ 14,958
RMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0595	0.0172
RMBS | Minimum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0484	0.0518
RMBS | Minimum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.4501	0.2487
RMBS | Minimum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0079	0.0101
RMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0772	0.0408
RMBS | Maximum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.1035	0.1841
RMBS | Maximum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.7728	0.7264
RMBS | Maximum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0267	0.0574
RMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0684	0.0290
RMBS | Weighted-average | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0760	0.1179
RMBS | Weighted-average | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.6114	0.4875
RMBS | Weighted-average | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0173	0.0337
RMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 3,725	$ 7,141
CLO | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0713	0.0294
CLO | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0759	0.0493
CLO | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0736	0.0394
CLO | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 1,547	$ 3,174
ABS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0601	0.0189
ABS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0796	0.0336
ABS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0698	0.0263
ABS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 6,591	$ 5,077
CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 10,068	$ 11,300
CMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0472	0.0154
CMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.1021	0.0449
CMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0746	0.0302
CMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 663	$ 887
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0645	0.0595
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0016	0.0016
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3800	0.3800
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9000	0.9000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.1000	0.2000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0001
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5075	0.4665
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.1260	0.1260
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8600	1.8600
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.4700	1.4700
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.0000	1.0000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3000	0.4000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0203	0.0140
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 677	$ 2,472
Fixed index annuities including certain GMWBs | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0645	5.95
Fixed index annuities including certain GMWBs | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0050	0.0050
Fixed index annuities including certain GMWBs | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000
Fixed index annuities including certain GMWBs | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2400	0.2400
Fixed index annuities including certain GMWBs | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.6000	0.6000
Fixed index annuities including certain GMWBs | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0001
Fixed index annuities including certain GMWBs | Minimum | Option budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0
Fixed index annuities including certain GMWBs | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5075	46.65
Fixed index annuities including certain GMWBs | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5000	0.5000
Fixed index annuities including certain GMWBs | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8600	1.8600
Fixed index annuities including certain GMWBs | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8000	1.8000
Fixed index annuities including certain GMWBs | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9500	0.9500
Fixed index annuities including certain GMWBs | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0203	0.0140
Fixed index annuities including certain GMWBs | Maximum | Option budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0500	0.0400
Fixed index annuities including certain GMWBs | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 5,718	$ 6,445
Index Life | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0575	7.65
Index Life | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0	0
Index Life | Minimum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0	0
Index Life | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0001
Index Life | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2363	20.7
Index Life | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3797	0.3797
Index Life | Maximum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.0000	1.0000
Index Life | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0203	0.0140
Index Life | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 710	$ 765